Pioneer Solutions – Balanced Fund

Schedule of Investments | October 31, 2019

Ticker Symbols:
Class A PIALX
Class C PIDCX
Class R BALRX
Class Y IMOYX

Schedule of Investments | 10/31/19 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS – 100.0%*
	MUTUAL FUNDS – 96.8%
91,918	Pioneer Bond Fund Class K	$–	$10,042	$–	$8,253	$910,908
892,182	Pioneer Core Equity Fund Class K	(234,690)	647,598	–	–	17,656,282
432,717	Pioneer Equity Income Fund Class K	(1,466)	272,094	–	72,443	15,426,344
6,429,127	Pioneer Flexible Opportunities Fund Class K	(6,006)	903,539	–	93,444	77,535,276
381,005	Pioneer Fund Class Y	48,993	100,237	–	34,885	11,742,566
438,963	Pioneer Fundamental Growth Fund Class K	2,986	392,792	–	–	11,746,641
3,313,310	Pioneer Global Equity Fund Class K	5,076	1,057,213	–	–	47,579,135
2,279,052	Pioneer International Equity Fund Class Y	228,000	2,530,724	–	–	50,253,091
11,264,045	Pioneer Multi-Asset Income Fund Class K	(47,723)	515,095	–	1,819,136	125,706,748
3,177,827	Pioneer Multi-Asset Ultrashort Income Fund Class K	–	(31,778)	–	304,807	31,555,818
1,963,057	Pioneer Strategic Income Fund Class K	186,744	17,930	–	181,770	21,495,469
	TOTAL MUTUAL FUNDS
	(Cost $403,344,314)	$181,914	$6,415,486	$–	$2,514,738	$411,608,278
	CLOSED-END FUND – 3.2%
1,554,404	Pioneer ILS Interval Fund	$–	$139,896	$–	$–	$13,694,300
	TOTAL CLOSED-END FUND
	(Cost $15,000,000)	$–	$139,896	$–	$–	$13,694,300
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS – 100.0%
	(Cost $418,344,314)	$181,914	$6,555,382	$–	$2,514,738	$425,302,578
OTHER ASSETS AND LIABILITIES - 0.0%†	$172,611
TOTAL NET ASSETS - 100.0%	$425,475,189

*	Affiliated funds managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
†	Amount rounds to less than 0.1%.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2019, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$411,608,278	$–	$–	$411,608,278
Affiliated Closed-End Fund	–	13,694,300	–	13,694,300
Total	$411,608,278	$13,694,300	$–	$425,302,578

During the three months ended October 31, 2019, there were no transfers between Levels 1, 2, and 3.